Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	¥ 367,168	¥ 504,876	¥ 287,561
Tax provision computed at the statutory rate	115,658	159,036	90,582
Increases (reductions) in taxes due to:
Change in valuation allowance	2,533	11,464	6,808
Nondeductible expenses	4,794	4,066	2,751
Nontaxable income	(3,347)	(2,611)	(1,629)
Effect of lower tax rates on certain subsidiaries	(19,631)	(16,584)	(12,895)
Effect of investor taxes on earnings of subsidiaries	4,789	8,155	4,590
Effect of the tax law and rate changes	180	(142)	1,158
Effect of sale or liquidation of subsidiaries	(16,754)	25,642	878
Other, net	(722)	(1,762)	(1,496)
Provision for income taxes	¥ 87,500	¥ 187,264	¥ 90,747